Intangible assets - Significant intangible assets (Details) - Product, marketing and distribution rights $ in Millions	Dec. 31, 2017 USD ($) Y
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 7,227
Remaining amortisation period of intangible assets material to entity | Y	15
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,162
Ardea biosciences
Disclosure of intangible assets materials
Intangible assets material to entity	1,172
Almirall and Actavis
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,304
Almirall and Actavis | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	2
Almirall and Actavis | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	21
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 932
Remaining amortisation period of intangible assets material to entity | Y	11
Omthera Pharmaceuticals
Disclosure of intangible assets materials
Intangible assets material to entity	$ 533
Amplimmune
Disclosure of intangible assets materials
Intangible assets material to entity	470
Takeda
Disclosure of intangible assets materials
Intangible assets material to entity	$ 454
Takeda | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	2
Takeda | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	7
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,223
Remaining amortisation period of intangible assets material to entity | Y	8
Farxiga/Forxiga | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,428
Remaining amortisation period of intangible assets material to entity | Y	10
Bydureon | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,074
Remaining amortisation period of intangible assets material to entity | Y	13
Onglyza | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 978
Remaining amortisation period of intangible assets material to entity | Y	6
Other diabetes | BMS
Disclosure of intangible assets materials
Intangible assets material to entity	$ 997
Other diabetes | BMS | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	5
Other diabetes | BMS | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	16
Roxadustat | FibroGen
Disclosure of intangible assets materials
Intangible assets material to entity	$ 347
FluMist | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 267
Remaining amortisation period of intangible assets material to entity | Y	14
Merck
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,473
Merck | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	1
Merck | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity | Y	13